Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others		¥ 1,051.5	¥ 981.2
General and administrative expenses		(722.7)	711.3
Equity in earnings (losses) of equity method investees-net		19.4	10.6
Amortization of goodwill and others		6.8	7.0
Others		(10.4)	10.5
Net business profits (losses) + Net gains (losses) related to ETFs and others		331.0	263.0
Exchange Traded Funds
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others		39.9	21.4
Operating Segments [Member] | Retail And Business Banking Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others		345.9	343.2
General and administrative expenses		(360.2)	358.9
Equity in earnings (losses) of equity method investees-net		14.4	7.5
Amortization of goodwill and others		0.2	0.2
Net business profits (losses) + Net gains (losses) related to ETFs and others		(0.1)	(8.4)
Operating Segments [Member] | Corporate And Institutional Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others		223.7	187.6
General and administrative expenses		(100.3)	101.3
Equity in earnings (losses) of equity method investees-net		0.6	0.6
Amortization of goodwill and others		0.2	0.2
Net business profits (losses) + Net gains (losses) related to ETFs and others		123.8	86.7
Operating Segments [Member] | Global Corporate Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others		198.2	153.2
General and administrative expenses		(121.4)	121.6
Equity in earnings (losses) of equity method investees-net		2.8	1.3
Amortization of goodwill and others		0.2	0.2
Net business profits (losses) + Net gains (losses) related to ETFs and others		79.4	32.7
Operating Segments [Member] | Global Markets Company [Member]
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others		237.4	239.9
General and administrative expenses		(103.5)	100.3
Amortization of goodwill and others		1.2	1.2
Net business profits (losses) + Net gains (losses) related to ETFs and others		132.7	138.4
Operating Segments [Member] | Asset Management Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others		25.0	24.8
General and administrative expenses		(13.9)	13.9
Equity in earnings (losses) of equity method investees-net		0.6	0.5
Amortization of goodwill and others		4.0	4.0
Net business profits (losses) + Net gains (losses) related to ETFs and others		7.7	7.4
Others
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1]	21.3	32.5
General and administrative expenses	[1]	(23.4)	15.3
Equity in earnings (losses) of equity method investees-net	[1]	1.0	0.7
Amortization of goodwill and others	[1]	1.0	1.2
Others	[1]	(10.4)	10.5
Net business profits (losses) + Net gains (losses) related to ETFs and others	[1]	¥ (12.5)	¥ 6.2

[1]	"Others" includes items which should be eliminated as internal transactions between each segment on a consolidated basis.